INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Calculation of effective income tax rate
	Years ended December 31,
	2011	2010
Federal statutory rate	34.00%	34.00%
Effect of:
State taxes, net of federal tax benefit	3.06%	3.06%
Valuation allowance	(37.06%)	(37.06%)
Effective income tax rate	- %	- %

Summary of income tax provision
	Years ended December 31,
	2011	2010
Current expense (benefit)
Federal	$ -	$ -
State	-	-
Total current	-	-
Deferred expense (benefit)
Federal	(2,461)	(1,407)
State	(221)	(127)
Total deferred	(2,682)	(1,534)
Less: valuation allowance	2,682	1,534
Total	$ -	$ -

Summary of deferred tax asset
Year ended Dec. 31, 2011
Current deferred tax assets:
Net operating loss carryforwards	$ (4,216)
Bargain purchase	(643)
RSU & stock option expense	993
Entertainment & other items	7

Total current deferred tax assets	(3,860)
Valuation allowance	3,860
Effective income tax rate	$ -

Projected tax carryforward
	Federal	Colorado
Total projected tax carryforward into 2012 and beyond	$ (8,571)	(3,214)